Summary of Significant Accounting Policies (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) revenueSource member subsidiary	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 01, 2022	Dec. 31, 2021	Sep. 17, 2020 USD ($)
Summary Of Significant Accounting Policies [Line Items]
Negative working capital	$ 98,400,000
Intangible assets useful life	5 years
Impairment of intangible assets	$ 0	$ 0	$ 0
Restricted cash	$ 9,000,000	8,600,000
Number of revenue sources | revenueSource	3
Unrecognized tax benefits	$ 0	0
Accrued interest and penalties for unrecognized tax benefits	$ 0	0
Number of different revenue sources | revenueSource	2
United Kingdom
Summary Of Significant Accounting Policies [Line Items]
Number of wholly owned subsidiaries | subsidiary	4
Minimum
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	2 years 6 months
Share based compensation vesting period	1 year
Maximum
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	5 years
Share based compensation vesting period	3 years
Maximum | Voyage charters
Summary Of Significant Accounting Policies [Line Items]
Expected performance obligation duration	1 year
Vessels
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	25 years			25 years	30 years
Collaborative Arrangement
Summary Of Significant Accounting Policies [Line Items]
Management expense fee	$ 0	$ 100,000	$ 400,000
Export Terminal Joint Venture
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Luna Pool Agency Limited (“Pool Agency”)
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Dan Unity CO2 A/S ("Dan Unity")
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Unigas International B.V. (“Unigas”)
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	33.30%	33.30%
Number of pool members | member	3
Revolving Credit Facility | Secured Revolving Credit Facility Due 2025
Summary Of Significant Accounting Policies [Line Items]
Line of credit facility, maximum borrowing capacity	$ 210,000,000					$ 210,000,000
Total secured term loans facilities and revolving credit facilities	136,000,000
Debt covenant, minimum liquidity	35,000,000
Debt covenant, liquidity	50,000,000
Minimum amount of cash and cash equivalents as a percentage of total debt						5.00%
Final payment amount	$ 136,000,000